Income taxes - Components of deferred income tax assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Deferred loss and tax credit carryforwards	$ 345	$ 382
Accrued expenses	265	331
Stock-based compensation	262	366
Postretirement benefit costs recognized in AOCI	262	357
Inventories and related reserves	162	163
Other	175	209
Deferred income tax assets, gross	1,471	1,808
Valuation allowance	(219)	(221)
Deferred income tax assets, net	1,252	1,587
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(804)	(921)
Accrued retirement costs for defined benefit and retiree health care	(211)	(243)
International earnings	(121)	(102)
Property, plant and equipment	(57)	(131)
Other	(8)	(11)
Deferred income tax liabilities, net	(1,201)	(1,408)
Net deferred income tax asset	$ 51	$ 179